Equity accounted investments - ORYX GTL Limited (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Significant events and transactions
Cash and cash equivalents	R 53,926	R 43,140
Total assets	433,838	419,548
Non-current liabilities	143,554	134,576
Tax payable	1,876	3,142	R 806
Summarised income statement
Turnover	289,696	272,746	201,910
Depreciation and amortisation	(16,491)	(14,073)	(17,644)
Other operating expenses	(9,023)	(31,834)	(6,884)
Earnings before interest and tax (EBIT)	21,520	61,417	16,619
Finance income	2,253	1,020	856
Finance costs	(9,259)	(6,896)	(6,758)
Earnings before tax	14,514	55,541	10,717
Taxation	(5,181)	(13,869)	(185)
Earnings for the year	9,333	41,672	10,532
Reconciliation of summarised financial information
Earnings before tax for the year	14,514	55,541	10,717
Taxation	(5,181)	(13,869)	(185)
Dividends paid	(14,187)	(908)	(492)
Carrying value of equity accounted investment	14,804	12,684
ORYX GTL
Significant events and transactions
Non-current assets	14,621	13,723
Deferred tax asset	423	292
Cash and cash equivalents	2,897	4,208
Other current assets	7,905	7,775
Total assets	25,846	25,998
Non-current liabilities	751	704
Other current liabilities	1,629	4,594
Tax payable	1,642	2,496
Total liabilities	4,022	7,794
Net assets	21,824	18,204	19,039
Summarised income statement
Turnover	13,761	16,620
Depreciation and amortisation	(2,148)	(1,625)
Other operating expenses	(5,434)	(5,497)
Earnings before interest and tax (EBIT)	6,179	9,498
Finance income	154	33
Finance costs	(43)	(42)
Earnings before tax	6,290	9,489
Taxation	(2,193)	(3,329)
Earnings for the year	4,097	6,160
The Group's share of profits of equity accounted investment	2,007	3,019
Share of profit before tax	3,082	4,650
Taxation	(1,075)	(1,631)
Reconciliation of summarised financial information
Net assets at the beginning of the year	18,204	19,039
Earnings before tax for the year	6,290	9,489
Taxation	(2,193)	(3,329)
Foreign exchange differences	2,934	2,438
Dividends paid	(3,411)	(9,433)
Net assets at the end of the year	21,824	18,204	R 19,039
Carrying value of equity accounted investment	R 10,693	8,920
Share of pre-tax profits (as a percent)	49.00%
Dividend declared by joint venture (Sasol's share)		4,600
Dividends received from joint ventures		R 3,000